DEBT - Borrowings from Banks and Other Financial Institutions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt	€ 2,477,186	€ 2,811,779	€ 2,630,011
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt	€ 290,930	113,165	€ 154,419
Borrowings, interest rate (percent)	0.118%
Borrowings, weighted average interest rate	4.663%
Total borrowings from banks and other financial institutions | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%
January 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	€ 130,224	0
March 2026 | Ferrari N.V.
Disclosure of detailed information about borrowings [line items]
Debt	75,040	0
April 2024 | FFS Inc.
Disclosure of detailed information about borrowings [line items]
Debt	73,153	75,665
June 2024 | Ferrari S.p.A.
Disclosure of detailed information about borrowings [line items]
Debt	€ 12,513	€ 37,500